Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000204585 | Taiwan Semiconductor Manufacturing Co Ltd8257386
Holdings [Line Items]
Percent of Total Investments	9.40%
C000204585 | Alibaba Group Holding Ltd8257288
Holdings [Line Items]
Percent of Total Investments	5.20%
C000204585 | Samsung Electronics Co Ltd8257245
Holdings [Line Items]
Percent of Total Investments	3.50%
C000204585 | Tencent Holdings Ltd8257310
Holdings [Line Items]
Percent of Total Investments	3.40%
C000204585 | HDFC Bank Ltd8257331
Holdings [Line Items]
Percent of Total Investments	3.40%
C000204585 | Axis Bank Ltd8257328
Holdings [Line Items]
Percent of Total Investments	3.00%
C000204585 | Shinhan Financial Group Co Ltd8257350
Holdings [Line Items]
Percent of Total Investments	2.80%
C000204585 | Bank Rakyat Indonesia Persero Tbk PT8257323
Holdings [Line Items]
Percent of Total Investments	2.60%
C000204585 | Yum China Holdings Inc8257254
Holdings [Line Items]
Percent of Total Investments	2.30%
C000204585 | Petroleo Brasileiro8257410
Holdings [Line Items]
Percent of Total Investments	2.30%
C000204585 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000204585 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204585 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204585 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000204585 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000204585 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204585 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000204585 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000204585 | India
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000204585 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000204585 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000204585 | China
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000220240 | Enel SpA8257562
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220240 | L3Harris Technologies Inc8257635
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220240 | UnitedHealth Group Inc8257665
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220240 | Wells Fargo & Co8257668
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220240 | Kenvue Inc8257632
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220240 | Sony Corp Group8257578
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220240 | British American Tobacco PLC8257544
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220240 | Meta Platforms Inc8257641
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220240 | Charles Schwab Corp8257656
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220240 | DuPont de Nemours8257624
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220240 | India
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220240 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220240 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220240 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220240 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220240 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220240 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220240 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220240 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220240 | France
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220240 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000220240 | United States
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000206727 | Edison International8257493
Holdings [Line Items]
Percent of Total Investments	4.70%
C000206727 | Prologis Inc8257506
Holdings [Line Items]
Percent of Total Investments	4.40%
C000206727 | Enav SpA8257470
Holdings [Line Items]
Percent of Total Investments	4.40%
C000206727 | Enbridge Inc8257433
Holdings [Line Items]
Percent of Total Investments	4.30%
C000206727 | Enel SpA8257473
Holdings [Line Items]
Percent of Total Investments	4.30%
C000206727 | South Bow8257436
Holdings [Line Items]
Percent of Total Investments	4.20%
C000206727 | Cellnex Telecom8257443
Holdings [Line Items]
Percent of Total Investments	4.20%
C000206727 | Eversource Energy8257496
Holdings [Line Items]
Percent of Total Investments	4.20%
C000206727 | Westports Holdings8257481
Holdings [Line Items]
Percent of Total Investments	4.10%
C000206727 | Iberdrola SA8257445
Holdings [Line Items]
Percent of Total Investments	4.00%
C000206727 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206727 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206727 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206727 | China
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206727 | Italy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000206727 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206727 | France
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000206727 | United States
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000206727 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206727 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206727 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000206727 | Spain
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000162391 | Lloyds Banking Group PLC8257135
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162391 | Enel SpA8257156
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162391 | Allianz SE8257083
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162391 | Banco Santander SA8257099
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162391 | United Overseas Bank Ltd8257221
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162391 | Fujitsu Ltd8257167
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162391 | SSE PLC8257141
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162391 | Imperial Brands PLC8257129
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162391 | Sony Corp Group8257199
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162391 | FUJIFILM Holdings Corp8257164
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162391 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162391 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000162391 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000162391 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162391 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000162391 | France
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000162391 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000162391 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162391 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162391 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162391 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162391 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.10%